Debt - Schedule of Debt (FY) (Details) - USD ($) $ in Thousands		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Debt Instrument [Line Items]
Total principal of debt		$ 11,171,485		$ 8,033,477		$ 1,555,049
Less: Unamortized discount and issuance costs		(119,984)		(107,137)		(31,795)
Total debt, net of unamortized discount and issuance costs		11,051,501		7,926,340		1,523,254
Less: Debt, current		(3,627,664)	[1]	(2,468,425)	[1]	(171,865)
Total debt, non-current	[1]	7,423,837		$ 5,457,915		1,351,389
Delayed Draw Term Loan Facility 1.0 Facility
Debt Instrument [Line Items]
Effective Interest Rates				1.00%
Total principal of debt				$ 2,000,000		1,400,000
OEM Financing Arrangements
Debt Instrument [Line Items]
Total principal of debt		$ 1,728,388		$ 1,177,158		0
OEM Financing Arrangements | Minimum
Debt Instrument [Line Items]
Effective Interest Rates		9.00%		9.00%
OEM Financing Arrangements | Maximum
Debt Instrument [Line Items]
Effective Interest Rates		10.00%		11.00%
Senior Notes | 2021 Convertible Senior Secured Notes
Debt Instrument [Line Items]
Effective Interest Rates				17.00%
Total principal of debt				$ 0		55,125
Less: Unamortized discount and issuance costs						(2,000)
Senior Notes | 2022 Senior Secured Notes
Debt Instrument [Line Items]
Effective Interest Rates				10.00%
Total principal of debt				$ 0		125,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Effective Interest Rates		7.00%
Total principal of debt		$ 450,000		$ 0
Line of Credit | Delayed Draw Term Loan Facility 1.0 Facility
Debt Instrument [Line Items]
Effective Interest Rates		15.00%		15.00%
Total principal of debt		$ 1,782,500		$ 2,012,500		1,374,924
Line of Credit | Delayed Draw Term Loan Facility 2.0 Facility
Debt Instrument [Line Items]
Effective Interest Rates		11.00%		11.00%
Total principal of debt		$ 4,953,967		$ 3,843,819		0
Line of Credit | 2024 Term Loan Facility
Debt Instrument [Line Items]
Effective Interest Rates		12.00%		12.00%
Total principal of debt		$ 0		$ 1,000,000		$ 0

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.